Financial Risk Management and Financial Instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Share price (US$) | $	$ 149.55	$ 113.50	$ 120.50
Historical Volatility for Shares, Measurement Input
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Volatility (%)	32.5	40.0	30.0
Bottom of Range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected term (years)	0.5	0.8	0.9
Risk free rate (%)	1.58%	2.55%	1.71%
Top of Range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected term (years)	2.5	1.5	1.1
Risk free rate (%)	1.59%	2.58%	1.76%